COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Tables [Abstract]
Scedule of future minimum rental payments required under leases	Future minimum rental payments required under the leases are as follows for the years ended December 31:

Year ended
December 31, 2013	$113,892
December 31, 2014	28,680
Total	$142,572